Accrued Expenses and Other Current Liabilitiess (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of:

	June 30,	December 31,
	2026	2025
Liability under D&O insurance premium financing	$323,196	$—
Consulting and professional fees	309,432	635,678
Compensation	683,574	13,272
Other	13,291	31,832
	$1,329,493	$680,782

	December 31,
	2025	2024
Consulting and professional fees	$635,678	$184,252
Compensation	13,272	—
Research and development	—	11,981
Other	31,832	7,372
	$680,782	$203,605